MARKETABLE SECURITIES - Narratives (Details) - CAD ($)					12 Months Ended
	Apr. 15, 2021	Mar. 25, 2021	Jan. 29, 2020	Aug. 15, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable securities
Investment					$ 5,092,000	$ 2,985,000	$ 246,000
Total cost					$ 3,415,000	$ 750,000
StrikePoint Gold Inc.
Marketable securities
Common shares purchased		121,500				15,000,000
QuestEx Gold And Copper Ltd
Marketable securities
Common shares purchased	5,547,142				5,668,642
At fair value | StrikePoint Gold Inc.
Marketable securities
Investment					$ 840,000	$ 2,985,000	$ 246,000
Total cost						$ 750,000
At fair value | QuestEx Gold And Copper Ltd
Marketable securities
Investment					4,252,000
Total cost					$ 3,415,000
Marketable securities
Marketable securities
Received, Securities				9,500,000
Securities received, amount				$ 1,500,000
Additional securities received			15,000,000
Additional securities received, amount			$ 750,000